Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
September 30, 2022 (Unaudited)
		Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.4%
CACI International, Inc. - Class A (a)		104,414	$27,258,319

Agriculture Operations — 9.2%
Archer-Daniels-Midland Co.		768,789	61,849,075
Bunge Ltd. (b)		340,486	28,113,929
Wilmar International Ltd. (b)		6,336,948	16,958,590
			106,921,594
Fertilizer — 3.1%
Nutrien Ltd. (b)		437,059	36,441,979

Global Exchanges — 12.3%
ASX Ltd. (b)		802,599	37,030,408
Deutsche Boerse AG (b)		279,736	46,107,921
Japan Exchange Group, Inc. (b)		529,919	7,148,204
Singapore Exchange Ltd. (b)		4,465,208	29,438,196
TMX Group Ltd. (b)		247,060	22,845,925
			142,570,654
Insurance Brokers — 3.2%
Marsh & McLennan Cos., Inc.		252,048	37,628,246

Investment Management & Advisory Services — 2.0%
Cohen & Steers, Inc.		229,443	14,370,015
Sprott, Inc. (b)(d)		250,428	8,391,842
			22,761,857
Medical Labs & Testing Services — 3.0%
Charles River Laboratories International, Inc. (a)		176,029	34,642,507

Medical, Biomedical & Genetics — 1.4%
Royalty Pharma PLC - Class A (b)		407,970	16,392,235

Metal, Diversified — 4.6%
Altius Minerals Corp. (b)		616,483	8,686,082
Glencore PLC (b)		8,308,902	44,349,328
			53,035,410
Metal, Iron — 3.4%
Deterra Royalties Ltd. (b)		7,795,318	20,048,010
Labrador Iron Ore Royalty Corp. (b)(d)		399,436	8,404,130
Mesabi Trust		536,069	11,530,844
			39,982,984
Oil Company, Exploration & Production — 23.9%
Brigham Minerals, Inc. - Class A		1,892,796	46,695,277
Permian Basin Royalty Trust		798,000	13,031,340
PrairieSky Royalty Ltd. (b)		4,331,783	56,147,197
Sabine Royalty Trust		1,400	99,512
Texas Pacific Land Corp.		49,746	88,410,084
Topaz Energy Corp. (b)		646,411	9,794,605
Viper Energy Partners LP		2,162,014	61,963,321
			276,141,336
Pipelines — 3.5%
Cheniere Energy, Inc.		243,014	40,318,453

Precious Metals — 10.2%
Franco-Nevada Corp. (b)		381,748	45,611,251
Osisko Gold Royalties Ltd. (b)		2,188,188	22,275,754
Sandstorm Gold Ltd. (b)(d)		2,738,006	14,155,491
Wheaton Precious Metals Corp. (b)		1,109,338	35,898,178
			117,940,674
Private Equity — 2.7%
Brookfield Asset Management, Inc. - Class A (b)		775,261	31,700,422

Real Estate Management & Services — 2.3%
CBRE Group, Inc. - Class A (a)		393,455	26,562,147

Real Estate Operators & Developers — 1.1%
The St. Joe Co.		389,975	12,490,899

Securities & Commodities Exchanges — 5.2%
CME Group, Inc.		104,795	18,562,338
Intercontinental Exchange, Inc.		459,808	41,543,653
			60,105,991
Timber — 3.0%
West Fraser Timber Co. Ltd. (b)(d)		473,375	34,314,954
TOTAL COMMON STOCKS (Cost $1,244,953,701)			1,117,210,661

PARTNERSHIPS — 0.6%
Oil Company, Exploration & Production — 0.6%
Dorchester Minerals LP		276,759	6,913,440
TOTAL PARTNERSHIPS (Cost $2,949,372)			6,913,440

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Timber — 2.2%
Weyerhaeuser Co.		897,865	25,643,024
TOTAL REITS (Cost $34,285,740)			25,643,024

SHORT TERM INVESTMENTS — 0.6%
Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 2.15% (c)		7,266,285	7,266,285
TOTAL SHORT TERM INVESTMENTS (Cost $7,266,285)			7,266,285

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING -— 2.0%
U.S. Bank Money Market Deposit Account, 2.15% (c)		23,624,300	23,624,300
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,624,300)			23,624,300

TOTAL INVESTMENTS (Cost $1,336,703,698) — 102.0%			1,180,657,710
Other assets and liabilities, net — (2.0)%			(23,120,336)
NET ASSETS — 100.0%			$1,157,537,374

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)		All or a portion of this security is on loan as of September 30, 2022. The market values of securities out on loan is $22,858,077.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	49.2%
Canada	25.8	% *
Australia	4.9%
Germany	4.0%
Singapore	4.0%
Jersey	3.8%
Bermuda	2.4%
Britain	1.4%
Japan	0.6%
Total Country	96.1%
PARTNERSHIPS	0.6%
REAL ESTATE INVESTMENT TRUSTS	2.2%
SHORT-TERM INVESTMENTS	0.6%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.0%
TOTAL INVESTMENTS	102.0%
Other assets and liabilities, net	(2.0)%
NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,117,210,661	$-	$-	$1,117,210,661
Partnerships*	6,913,440	-	-	6,913,440
Real Estate Investment Trusts*	25,643,024	-	-	25,643,024
Deposit Accounts	7,266,285	-	-	7,266,285
Investments Purchased With Proceeds From Securities Lending	23,624,300	-	-	23,624,300
Total Investments - Assets	$1,180,657,710	$-	$-	$1,180,657,710

* See the Schedule of Investments for industry classifications.